Borrowings (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Residential mortgages carrying amount	$ 201,922,000	$ 190,382,000
Residential mortgages available for borrowings	94,106,000	$ 101,788,000
Repurchase agreement additional liquidity	10,000,000
Repurchase agreement additional liquidity of unsecured line of credit	$ 5,000,000